Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Useful life of finite-lived intangible assets	10 years		10 years	10 years
Research and development costs	$ 0	$ 1,579,000	$ 1,579,000	$ 25,000	$ 0
Furniture and fixtures [Member]
Property and equipment useful life	5 years
Computer equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Computer equipment [Member] | Maximum [Member]
Property and equipment useful life	5 years
Satellite equipment [Member]
Property and equipment useful life	5 years